Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.faegredrinker.com

November 12, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra Multi-Alternative Fund (the “Fund”)/Definitive Proxy Materials (1933 Act Registration No. 333-189008; 1940 Act Registration No. 811-22572)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find the Fund’s Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the "Proxy Materials"). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Fund being held to (i) approve a new investment sub-advisory agreement among the Fund, Destra Capital Advisors LLC (“Destra”) and Validus Growth Investors, LLC; (ii) approve a new investment advisory agreement between the Fund and Destra; and (iii) transact such other business as may properly come before the meeting or any adjournment thereof. The Fund anticipates mailing the Proxy Materials to its shareholders beginning on or about November 16, 2020.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1146.

Sincerely,

/s/ Stacie L. Lamb
Stacie L. Lamb